Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 26, 2019
Registrant Name	BNY MELLON OPPORTUNITY FUNDS
Entity Central Index Key	0001111178
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 26, 2019
Document Effective Date	Nov. 29, 2019
Prospectus Date	Nov. 29, 2019
BNY Mellon Japan Womenomics Fund | Class Y
Prospectus:
Trading Symbol	DJWYX
BNY Mellon Japan Womenomics Fund | Class I
Prospectus:
Trading Symbol	DJWIX
BNY Mellon Japan Womenomics Fund | Class C
Prospectus:
Trading Symbol	DJWCX
BNY Mellon Japan Womenomics Fund | Class A
Prospectus:
Trading Symbol	DJWAX